N-4	Aug. 20, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Portfolio Company	Current Expenses

MFS® Research Series – Service Class♦	0.99%

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Portfolio Company	Current Expenses

MFS® Research Series – Service Class♦	0.99%

MFS® Research Series – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Research Series – Service Class
Current Expenses [Percent]	0.99%